Related Party Transactions (Narrative) (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 03, 2016
Successor
Related Party Transaction [Line Items]
Current income tax liability		$ 55	$ 31		$ 55			$ 31			$ 24
Interest expense		76	$ 60		$ 169
Successor | Maximum [Member]
Related Party Transaction [Line Items]
Registration Rights Agreement, Number Of Days To Convert S-1 Registration Statement To S-3 Registration Statement			30 days		30 days
Registration Rights Agreement, Demand Registration, Number Of Days To File S-1 Registration Statement			45 days		45 days
Registration Rights Agreement, Demand Registration, Number Of Days To File S-3 Registration Statement			30 days		30 days
Registration Rights Agreement, Demand Registration, Number Of Days Between Initial Registration And Effective Date			120 days		120 days
Predecessor
Related Party Transaction [Line Items]
Nuclear decommissioning fund excess over asset retirement obligation									$ 409
Current income tax liability									0		$ 12
Notes Payable										$ 382
Interest expense				$ 371		$ 1,049	$ 1,049		1,289	1,749
Predecessor | Texas Competitive Electric Holdings Company LLC [Member] | Oncor [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction				265		700	700		955	971
Due to affiliates									118
Delivery fee surcharge remitted to related party				6		15	15		17	17
Nuclear decommissioning fund excess over asset retirement obligation									409
Predecessor | Texas Competitive Electric Holdings Company LLC [Member] | Energy Future Holdings Corp. [Member]
Related Party Transaction [Line Items]
Cash contribution	$ 2
Advance to affiliate, current									6
Advance to affiliate, noncurrent									18
Advance to affiliate current and non current									24
Allowance for credit loss									0
Selling, general and administrative expenses from transactions with related party				$ 51		$ 157	157		205	204
Allocation expenses for management fees owed and paid										10
Related Party Tax Expense, Due to Affiliates, Current							$ 22	$ 22	29	31
Current income tax liability									11
Income tax liability eliminated under settlement agreement									609
Interest expense									1	13
Contractual interest expense									$ 37	25
Predecessor | Texas Competitive Electric Holdings Company LLC [Member] | Energy Future Holdings Corp. [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Notes Payable										$ 382
Legal Expenses Paid On Behalf of Selling Stockholders [Member] | Successor
Related Party Transaction [Line Items]
legal fee paid		$ 1	$ 0		$ 1